AIM ETF Products Trust

(the “Trust”)

And the Trust’s series

AllianzIM U.S. Large Cap Buffer10 Apr ETF

AllianzIM U.S. Large Cap Buffer20 Apr ETF

AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF

(each a “Fund” and together the “Funds”)

Supplement, dated March 22, 2024

to each Fund’s Prospectus, dated March 1, 2024

This supplement updates certain information contained in each Fund’s prospectus and should be attached to the prospectus and retained for future reference.

As described in each Fund’s prospectus, each Fund is subject to an upside return cap (the “Cap”) that represents the absolute maximum percentage return an investor can achieve from an investment in the Fund held for the Outcome Period. Each Fund’s current Outcome Period will end on March 31, 2024, following which each Fund will reset and commence a new Outcome Period beginning April 1, 2024, as shown in the table below. At the beginning of the new Outcome Period, the Cap will reset.

The Funds’ Caps are not determined until after the end of the last market day of the current Outcome Period, or March 31, 2024. As of the date of this Supplement, the Cap for each Fund for the new Outcome Period is expected to be within the range shown in the table below, before and after taking into account the Fund’s annualized unitary management fee of 0.74% of the Fund’s average daily net assets:

Fund Name	Ticker	New Outcome Period	Estimated Cap Range
AllianzIM U.S. Large Cap Buffer10 Apr ETF	APRT	April 1, 2024, to March 31, 2025	15.00% - 18.00% (before management fee) 14.26% - 17.26% (after management fee)
AllianzIM U.S. Large Cap Buffer20 Apr ETF	APRW	April 1, 2024, to March 31, 2025	10.75% - 13.75% (before management fee) 10.01% - 13.01% (after management fee)
AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF	SIXO	April 1, 2024, to September 30, 2024	6.00% - 9.00% (before management fee) 5.62% - 8.62% (after management fee)

Each Fund’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee, as described in the prospectus. The expected Cap ranges provided here are based upon market conditions as of the date of this Supplement. The final Cap could fall outside of this range if there is a material change in market conditions between the date of this Supplement and the date on which the final Cap is established.

AIM ETF Products Trust

(the “Trust”)

And the Trust’s series

AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF

(the “Fund”)

Supplement, dated March 22, 2024

to the Fund’s Prospectus, dated January 24, 2024

This supplement updates certain information contained in the Fund’s prospectus and should be attached to the prospectus and retained for future reference.

As described in the Fund’s prospectus, the Fund is subject to an upside return cap (the “Cap”) that represents the absolute maximum percentage return an investor can achieve from an investment in the Fund held for the Outcome Period. The Fund will begin its initial Outcome Period on April 1, 2024, as shown in the table below. The Fund’s Cap is not determined until after the end of the last market day prior to the initial Outcome Period, or March 31, 2024.

As of the date of this Supplement, the Cap for the Fund for the initial Outcome Period is expected to be within the range shown in the table below, before and after taking into account the Fund’s annualized unitary management fee of 0.74% of the Fund’s average daily net assets:

Fund Name	Ticker	Initial Outcome Period	Estimated Cap Range
AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF	FLAO	April 1, 2024, to September 30, 2024	6.75% - 9.75% (before management fee) 6.37% - 9.37% (after management fee)

The Fund’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee, as described in the prospectus. The expected Cap range provided here is based upon market conditions as of the date of this Supplement. The final Cap could fall outside of this range if there is a material change in market conditions between the date of this Supplement and the date on which the final Cap is established.